Guarantor (Statement of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Cash flows - operating activities
Cash from (used for) operating activities - continuing operations	$ 1,852	$ 2,002
Cash from (used for) operating activities - discontinued operations	(1,252)	4,088
Cash from (used for) operating activities	599	6,090
Cash flows - investing activities
Cash from (used for) investing activities - continuing operations	24,671	6,894
Cash from (used for) investing activities - discontinued operations	7,112	(3,055)
Cash from (used for) investing activities	31,783	3,839
Cash flows - financing activities
Cash from (used for) financing activities - continuing operations	(21,961)	(6,361)
Cash from (used for) financing activities - discontinued operations	(112)	(1,886)
Cash from (used for) financing activities	(22,073)	(8,246)
Effect of currency exchange rate changes on cash and equivalents	31	(3,826)
Period Increase Decrease In Cash And Cash Equivalents	10,340	(2,143)
Cash and equivalents at beginning of year	90,878	91,017
Cash and equivalents at March 31	101,218	88,874
Less cash and equivalents of discontinued operations at March 31	26,143	20,137
Cash and equivalents of continuing operations at March 31	75,075	68,736
Parent Company Guarantor (General Electric)
Cash flows - operating activities
Cash from (used for) operating activities - continuing operations	(18,196)	(13,592)
Cash from (used for) operating activities - discontinued operations	(308)	(8,935)
Cash from (used for) operating activities	(18,504)	(22,527)
Cash flows - investing activities
Cash from (used for) investing activities - continuing operations	12,177	23,988
Cash from (used for) investing activities - discontinued operations	0	0
Cash from (used for) investing activities	12,177	23,988
Cash flows - financing activities
Cash from (used for) financing activities - continuing operations	4,911	(929)
Cash from (used for) financing activities - discontinued operations	0	0
Cash from (used for) financing activities	4,911	(929)
Effect of currency exchange rate changes on cash and equivalents	0	0
Period Increase Decrease In Cash And Cash Equivalents	(1,416)	532
Cash and equivalents at beginning of year	4,137	4,820
Cash and equivalents at March 31	2,721	5,352
Less cash and equivalents of discontinued operations at March 31	0	0
Cash and equivalents of continuing operations at March 31	2,721	5,352	$ 4,137
Subsidiary Issuer (GE Capital)
Cash flows - operating activities
Cash from (used for) operating activities - continuing operations	352	0
Cash from (used for) operating activities - discontinued operations	0	0
Cash from (used for) operating activities	352	0
Cash flows - investing activities
Cash from (used for) investing activities - continuing operations	(517)	0
Cash from (used for) investing activities - discontinued operations	0	0
Cash from (used for) investing activities	(517)	0
Cash flows - financing activities
Cash from (used for) financing activities - continuing operations	165	0
Cash from (used for) financing activities - discontinued operations	0	0
Cash from (used for) financing activities	165	0
Effect of currency exchange rate changes on cash and equivalents	0	0
Period Increase Decrease In Cash And Cash Equivalents	0	0
Cash and equivalents at beginning of year	0	0
Cash and equivalents at March 31	0	0
Less cash and equivalents of discontinued operations at March 31	0	0
Cash and equivalents of continuing operations at March 31	0	0	0
Subsidiary Guarantor (Subsidiary)
Cash flows - operating activities
Cash from (used for) operating activities - continuing operations	(924)	0
Cash from (used for) operating activities - discontinued operations	682	0
Cash from (used for) operating activities	(242)	0
Cash flows - investing activities
Cash from (used for) investing activities - continuing operations	1,192	0
Cash from (used for) investing activities - discontinued operations	0	0
Cash from (used for) investing activities	1,192	0
Cash flows - financing activities
Cash from (used for) financing activities - continuing operations	(944)	0
Cash from (used for) financing activities - discontinued operations	0	0
Cash from (used for) financing activities	(944)	0
Effect of currency exchange rate changes on cash and equivalents	0	0
Period Increase Decrease In Cash And Cash Equivalents	6	0
Cash and equivalents at beginning of year	0	0
Cash and equivalents at March 31	6	0
Less cash and equivalents of discontinued operations at March 31	0	0
Cash and equivalents of continuing operations at March 31	6	0	0
Non Guarantor Subsidiaries
Cash flows - operating activities
Cash from (used for) operating activities - continuing operations	(17,005)	(1,947)
Cash from (used for) operating activities - discontinued operations	(1,370)	10,698
Cash from (used for) operating activities	(18,376)	8,752
Cash flows - investing activities
Cash from (used for) investing activities - continuing operations	76,560	(68,359)
Cash from (used for) investing activities - discontinued operations	7,112	(3,055)
Cash from (used for) investing activities	83,672	(71,414)
Cash flows - financing activities
Cash from (used for) financing activities - continuing operations	(47,916)	63,743
Cash from (used for) financing activities - discontinued operations	(112)	(1,886)
Cash from (used for) financing activities	(48,028)	61,857
Effect of currency exchange rate changes on cash and equivalents	31	(3,826)
Period Increase Decrease In Cash And Cash Equivalents	17,300	(4,630)
Cash and equivalents at beginning of year	107,350	108,400
Cash and equivalents at March 31	124,649	103,770
Less cash and equivalents of discontinued operations at March 31	26,143	20,137
Cash and equivalents of continuing operations at March 31	98,506	83,633	86,955
Consolidation adjustments
Cash flows - operating activities
Cash from (used for) operating activities - continuing operations	37,625	17,541
Cash from (used for) operating activities - discontinued operations	(256)	2,325
Cash from (used for) operating activities	37,369	19,866
Cash flows - investing activities
Cash from (used for) investing activities - continuing operations	(64,741)	51,265
Cash from (used for) investing activities - discontinued operations	0	0
Cash from (used for) investing activities	(64,741)	51,265
Cash flows - financing activities
Cash from (used for) financing activities - continuing operations	21,823	(69,176)
Cash from (used for) financing activities - discontinued operations	0	0
Cash from (used for) financing activities	21,823	(69,176)
Effect of currency exchange rate changes on cash and equivalents	0	0
Period Increase Decrease In Cash And Cash Equivalents	(5,550)	1,955
Cash and equivalents at beginning of year	(20,609)	(22,203)
Cash and equivalents at March 31	(26,158)	(20,248)
Less cash and equivalents of discontinued operations at March 31	0	0
Cash and equivalents of continuing operations at March 31	$ (26,158)	$ (20,248)	$ (20,609)